Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option grants	$ 79	$ 268	$ 166	$ 267
Annual director stock award	0	445	412	536
Total Stock Compensation expense	$ 79	$ 713	$ 578	$ 803